UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-8411

                            The James Advantage Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                  1349 Fairground Road, Beavercreek, Ohio 45385
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                 Barry R. James, P.O. Box 8, Alpha, Ohio, 45301
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (937) 426-7640

Date of fiscal year end:  6/30

Date of reporting period:  9/30/07

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments

JAMES ADVANTAGE FUNDS
JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS
September 30, 2007 (Unaudited)
================================================================================
   Shares     COMMON STOCKS -- 43.1%                                  Value
--------------------------------------------------------------------------------
              BASIC MATERIALS -- 4.3%
      42,000  AEP Industries, Inc.*............................. $    1,778,280
      15,000  Alliance Resource Partners, L.P...................        502,950
      60,000  Barrick Gold Corporation..........................      2,416,800
      35,000  Castle (A.M.) & Company...........................      1,141,000
      18,000  Dow Chemical Company..............................        775,080
      45,650  Methanex Corporation..............................      1,159,510
      46,000  Newmont Mining Corporation........................      2,057,580
      19,000  Nucor Corporation.................................      1,129,930
      17,000  PPG Industries, Inc...............................      1,284,350
      15,000  RPM International, Inc............................        359,250
      19,500  Terra Nitrogen Company, L.P.......................      2,473,185
                                                                 --------------
                                                                     15,077,915
                                                                 --------------
              CONSUMER, CYCLICAL -- 5.6%
      80,812  Air Methods Corporation*..........................      3,733,514
      20,000  Dollar Trees Stores, Inc.*........................        810,800
      39,000  J.C. Penney Company, Inc. ........................      2,471,430
      50,000  Mattel, Inc.......................................      1,173,000
      70,000  McDonald's Corporation............................      3,812,900
      45,000  Men's Wearhouse, Inc..............................      2,273,400
       7,500  Movado Group......................................        239,400
      34,950  PACCAR, Inc. .....................................      2,979,488
      14,000  Steven Madden Ltd.................................        265,300
      43,500  The Buckle, Inc...................................      1,650,390
       7,000  Walt Disney Company...............................        240,730
                                                                 --------------
                                                                     19,650,352
                                                                 --------------
              CONSUMER, NON-CYCLICAL -- 5.8%
       5,000  Corn Products International, Inc..................        229,350
     111,000  EZCORP, Inc. - Class A*...........................      1,492,950
      48,000  Imperial Sugar Company............................      1,254,240
      20,000  Ingles Markets, Inc. - Class A....................        573,200
     126,000  King Pharmaceuticals, Inc.*.......................      1,476,720
      35,000  Kroger Co. .......................................        998,200
      24,000  Manpower, Inc. ...................................      1,544,400
      83,000  Merck & Co., Inc. ................................      4,290,270
       8,000  PepsiAmericas, Inc................................        259,520
     108,000  Pfizer, Inc. .....................................      2,638,440
      10,534  The Andersons, Inc................................        505,843
      43,000  The Toro Company..................................      2,529,690
      55,500  Watson Wyatt Worldwide, Inc. .....................      2,494,170
                                                                 --------------
                                                                     20,286,993
                                                                 --------------

JAMES ADVANTAGE FUNDS
JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
   Shares     COMMON STOCKS -- 43.1% (Continued)                      Value
--------------------------------------------------------------------------------
              ENERGY -- 5.6%
       9,500  Apache Corporation................................ $      855,570
      41,500  Bolt Technology Corporation*......................      1,355,390
      32,940  Chevron Corporation...............................      3,082,525
      21,000  Devon Energy Corporation..........................      1,747,200
      44,500  Exxon Mobil Corporation...........................      4,118,920
      41,400  Hess Corporation..................................      2,754,342
     105,200  ICO, Inc.*........................................      1,481,216
      23,300  Sunoco, Inc. .....................................      1,649,174
      38,000  Valero Energy Corporation.........................      2,552,840
                                                                 --------------
                                                                     19,597,177
                                                                 --------------
              FINANCIAL -- 3.4%
      32,500  AllianceBernstein Holding L.P.....................      2,862,275
      46,500  American Financial Group, Inc. ...................      1,324,785
      48,750  American Physicians Capital, Inc..................      1,899,300
      14,500  Assurant, Inc.....................................        775,750
      28,000  CNA Surety Corporation*...........................        493,640
      47,500  Rent-A-Center, Inc.*..............................        861,175
      25,000  SAFECO Corporation................................      1,530,500
      75,000  W.R. Berkley Corporation..........................      2,222,250
                                                                 --------------
                                                                     11,969,675
                                                                 --------------
              INDUSTRIAL -- 5.7%
      14,000  Cascade Corporation...............................        912,380
      18,000  CSX Corporation...................................        769,140
      43,000  Cummins, Inc. ....................................      5,499,270
      11,000  Deere & Company...................................      1,632,620
      15,000  Eaton Corporation.................................      1,485,600
      10,000  Johnson Controls, Inc.............................      1,181,100
      75,000  Metal Management, Inc. ...........................      4,065,000
      29,000  Norfolk Southern Corporation......................      1,505,390
      27,000  Superior Essex, Inc.*.............................      1,006,560
       6,000  TBS International Ltd. - Class A*.................        247,500
      42,000  The Timken Company................................      1,560,300
                                                                 --------------
                                                                     19,864,860
                                                                 --------------
              TECHNOLOGY -- 5.4%
      46,000  Arrow Electronics, Inc.*..........................      1,955,920
      13,500  Ceradyne, Inc.*...................................      1,022,490
      61,500  Hewlett-Packard Company...........................      3,062,085
       4,500  Hurco Companies, Inc.*............................        243,270
      25,000  International Business Machines Corporation (IBM).      2,945,000
       8,000  Lockheed Martin Corporation.......................        867,920
      55,500  Northrop Grumman Corporation......................      4,329,000
      10,000  Precision Castparts Corporation...................      1,479,800
     119,000  Western Digital Corporation*......................      3,013,080
                                                                 --------------
                                                                     18,918,565
                                                                 --------------

JAMES ADVANTAGE FUNDS
JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
   Shares     COMMON STOCKS -- 43.1% (Continued)                      Value
--------------------------------------------------------------------------------
              UTILITIES -- 5.2%
      30,000  American Electric Power Company, Inc. ............ $    1,382,400
      84,000  AT&T, Inc.........................................      3,554,040
      44,500  CenturyTel, Inc. .................................      2,056,790
      13,500  D&E Communications, Inc. .........................        191,970
      34,000  Edison International..............................      1,885,300
      75,800  Energen Corporation...............................      4,329,696
      14,000  FirstEnergy Corporation...........................        886,760
      15,000  Integrys Energy Group, Inc. ......................        768,450
      43,500  MDU Resources Group, Inc..........................      1,211,040
      30,500  Sempra Energy.....................................      1,772,660
                                                                 --------------
                                                                     18,039,106
                                                                 --------------
              INTERNATIONAL EQUITY FUNDS -- 2.1%
      14,500  Chile Fund, Inc. .................................        300,295
      12,000  Greater China Fund, Inc...........................        489,480
      11,000  India Fund, Inc. .................................        597,300
       8,000  iShares MSCI EMU Index Fund.......................        966,000
     124,000  iShares MSCI Japan Index Fund.....................      1,779,400
       5,000  iShares MSCI South Africa Index Fund..............        665,750
      46,000  iShares MSCI Sweden Index Fund....................      1,701,080
      50,000  iShares MSCI Taiwan Index Fund....................        837,500
                                                                 --------------
                                                                      7,336,805
                                                                 --------------

              TOTAL COMMON STOCKS............................... $  150,741,448
                                                                 --------------

================================================================================
 Par Value    U.S. GOVERNMENT & AGENCY BONDS -- 53.2%                 Value
--------------------------------------------------------------------------------
$  2,000,000  Federal Farm Credit Bank, 5.950%, 3/16/09......... $    2,041,602
     550,000  Federal Home Loan Bank, 4.500%, 2/17/10...........        547,874
   7,500,000  U.S. Treasury Bonds, 4.875%, 2/15/12..............      7,723,830
  10,000,000  U.S. Treasury Bonds, 3.875%, 2/15/13..............      9,833,590
  13,000,000  U.S. Treasury Bonds, 4.500%, 2/15/16..............     13,002,028
  50,000,000  U.S. Treasury Bonds, 5.250%, 11/15/28.............     52,406,250
  19,000,000  U.S. Treasury Bonds, 4.500%, 2/15/36..............     18,012,893
  14,000,000  U.S. Treasury Notes, 3.000%, 2/15/08..............     13,943,132
  16,000,000  U.S. Treasury Notes, 5.500%, 2/15/08..............     16,092,496
   3,000,000  U.S. Treasury Notes, 4.625%, 3/31/08..............      3,007,032
  38,000,000  U.S. Treasury Notes, 4.875%, 5/31/08..............     38,172,178
   5,000,000  U.S. Treasury Notes, 4.500%, 2/15/09..............      5,033,985
   3,000,000  U.S. Treasury Notes, 4.625%, 2/15/17..............      3,013,827
   2,575,800  U.S. Treasury Notes, 3.625%, 4/15/28..............      3,137,646
                                                                 --------------
              TOTAL U.S. GOVERNMENT & AGENCY BONDS.............. $  185,968,363
                                                                 --------------

JAMES ADVANTAGE FUNDS
JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
 Par Value    CORPORATE BONDS -- 0.8%                                 Value
--------------------------------------------------------------------------------
$    500,000   Anheuser-Busch Companies, Inc., 6.000%, 4/15/11.. $      516,906
     500,000  Tennessee Valley Authority, 5.625%, 1/18/11.......        515,791
   2,000,000  Walmart Stores, 5.250%, 9/1/35....................      1,753,962
                                                                 --------------
              TOTAL CORPORATE BONDS............................. $    2,786,659
                                                                 --------------

================================================================================
   Shares     SHORT TERM INVESTMENTS -- 2.4%                          Value
--------------------------------------------------------------------------------
   8,295,532  First American Treasury Obligations Fund.......... $    8,295,532
                                                                 --------------

              TOTAL INVESTMENT SECURITIES -- 99.5%
              (Amortized Cost $304,713,825)..................... $  347,792,002

              OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.5%.....      1,686,870
                                                                 --------------

              NET ASSETS -- 100.0%.............................. $  349,478,872
                                                                 ==============

* Non-income producing security.

See accompanying notes to schedule of investments.

JAMES ADVANTAGE FUNDS
JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS
September 30, 2007 (Unaudited)
================================================================================
   Shares     COMMON STOCKS -- 92.7%                                  Value
--------------------------------------------------------------------------------
              BASIC MATERIALS -- 11.0%
      27,500  Alliance Resource Partners, L.P................... $      922,075
     136,910  Castle (A.M.) & Company...........................      4,463,266
     124,000  Cooper Tire & Rubber Company......................      3,025,600
     186,800  Innospec, Inc.....................................      4,255,304
     146,800  Olin Corporation..................................      3,285,384
      20,000  OM Group, Inc.*...................................      1,056,200
     164,280  Quanex Corporation................................      7,717,875
      73,690  Schnitzer Steel Industries, Inc. - Class A........      5,400,740
      22,728  Terra Nitrogen Company, L.P.......................      2,882,592
                                                                 --------------
                                                                     33,009,036
                                                                 --------------
              CONGLOMERATE -- 0.9%
     115,200  LSB Industries, Inc.*.............................      2,724,480
                                                                 --------------
              CONSUMER, CYCLICAL -- 7.9%
     214,703  Barry (R.G.) Corporation*.........................      2,071,884
     187,850  Bob Evans Farms, Inc. ............................      5,669,313
      51,824  Champion Industries, Inc. ........................        311,462
      42,200  Cherokee, Inc. ...................................      1,618,792
      99,312  Crown Crafts, Inc.*...............................        413,138
      80,900  E Com Ventures, Inc.*.............................      1,982,050
      41,300  JAKKS Pacific, Inc.*..............................      1,103,123
     194,800  Pinnacle Airlines Corporation*....................      3,120,696
     175,200  The Buckle, Inc. .................................      6,647,089
      78,460  Zones, Inc.*......................................        811,276
                                                                 --------------
                                                                     23,748,823
                                                                 --------------
              CONSUMER, NON-CYCLICAL -- 15.2%
      99,000  AMERIGROUP Corporation*...........................      3,413,520
     221,225  Axcan Pharma, Inc.*...............................      4,594,843
      53,000  Cal-Maine Foods, Inc..............................      1,337,720
     169,525  Fresh Del Monte Produce, Inc. ....................      4,873,844
     194,743  Hanger Orthopedic Group, Inc.*....................      2,206,438
     143,700  Imperial Sugar Company............................      3,754,881
     242,725  Ingles Markets, Inc. - Class A....................      6,956,499
      58,523  Nutraceutical International Corporation*..........        890,135
     372,700  Spartan Stores, Inc. .............................      8,396,931
     276,580  Tupperware Corporation............................      8,709,503
                                                                 --------------
                                                                     45,134,314
                                                                 --------------
              ENERGY -- 14.5%
      30,360  Basic Energy Services, Inc.*......................        638,167
      80,400  Bolt Technology Corporation*......................      2,625,864
     228,165  Copano Energy LLC.................................      8,380,500
     106,100  Delek US Holdings, Inc. ..........................      2,660,988

JAMES ADVANTAGE FUNDS
JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
   Shares     COMMON STOCKS -- 92.7% (Continued)                      Value
--------------------------------------------------------------------------------
              ENERGY -- 14.5% (Continued)
     328,410  ICO, Inc.*........................................ $    4,624,013
      34,400  Lufkin Industries, Inc. ..........................      1,892,688
     383,625  Matrix Service Company*...........................      8,036,944
     199,175  Parker Drilling Company*..........................      1,617,301
     157,165  Suburban Propane Partners, L.P....................      6,978,126
      80,410  W-H Energy Services, Inc.*........................      5,930,238
                                                                 --------------
                                                                     43,384,829
                                                                 --------------
              FINANCIAL -- 12.9%
      75,600  American Physicians Capital, Inc..................      2,945,376
      96,513  ASTA Funding, Inc.................................      3,698,378
     236,100  CNA Surety Corporation*...........................      4,162,443
     192,100  FelCor Lodging Trust, Inc. .......................      3,828,553
     147,750  FPIC Insurance Group, Inc.*.......................      6,360,637
     130,280  LTC Properties, Inc...............................      3,083,728
     122,700  Max Re Capital Ltd................................      3,440,508
      75,300  Mercer Insurance Group, Inc. .....................      1,332,057
     158,500  MicroFinancial, Inc...............................        943,075
      50,300  RLI Corporation...................................      2,853,016
      38,250  The Midland Company...............................      2,102,220
     119,400  United America Indemnity Ltd.*....................      2,568,294
      76,500  UTEK Corporation..................................      1,128,375
                                                                 --------------
                                                                     38,446,660
                                                                 --------------
              INDUSTRIAL -- 12.3%
      97,200  Applied Industrial Technologies, Inc. ............      2,996,676
     134,960  Cascade Corporation...............................      8,795,342
     107,100  Chase Corporation.................................      1,992,060
      47,450  Gehl Company*.....................................      1,059,559
     269,050  Metalico, Inc.*...................................      2,451,046
      48,800  Miller Industries, Inc.*..........................        835,456
     376,911  North American Galvanizing & Coatings, Inc.*......      2,864,524
      48,500  Park-Ohio Holdings Corporation*...................      1,258,575
      20,300  Pope Resources Limited Partnership................        860,517
     104,902  Superior Essex, Inc.*.............................      3,910,747
      53,945  The Eastern Company...............................      1,211,065
      42,900  Tsakos Energy Navigation Ltd......................      3,020,589
      17,200  Twin Disc, Inc....................................      1,001,040
      97,420  VSE Corporation...................................      4,606,017
                                                                 --------------
                                                                     36,863,213
                                                                 --------------
              TECHNOLOGY -- 9.5%
     147,490  ASE Test Ltd.*....................................      2,119,431
     313,000  Avici Systems, Inc................................      3,336,580
     985,200  BroadVision, Inc.*................................      2,167,440
      23,059  Corel Corporation*................................        295,386

JAMES ADVANTAGE FUNDS
JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
   Shares     COMMON STOCKS -- 92.7% (Continued)                      Value
--------------------------------------------------------------------------------
              TECHNOLOGY -- 9.5% (Continued)
     105,573  Ducommun, Inc.*     $.............................      3,410,008
      79,400  Hurco Companies, Inc.*............................      4,292,364
      24,900  Preformed Line Products Company...................      1,295,298
      41,900  Teledyne Technologies, Inc.*......................      2,237,041
     147,600  Trio-Tech International...........................      1,607,364
      42,600  Triumph Group, Inc. ..............................      3,480,846
     224,600  United Online, Inc................................      3,371,246
      52,100  Universal Security Instruments, Inc.*.............        911,750
                                                                 --------------
                                                                     28,524,754
                                                                 --------------
              UTILITIES -- 8.5%
     352,200  Alaska Communications Systems Group, Inc. ........      5,089,290
      87,751  Atlantic Tele-Network, Inc........................      3,189,749
     190,750  Central Vermont Public Service Corporation........      6,970,005
      57,600  New Jersey Resources Corporation..................      2,856,384
     160,700  Northwest Natural Gas Company.....................      7,343,990
                                                                 --------------
                                                                     25,449,418
                                                                 --------------

              TOTAL COMMON STOCKS............................... $  277,285,527
                                                                 --------------

================================================================================
   Shares     SHORT TERM INVESTMENTS -- 10.2%                         Value
--------------------------------------------------------------------------------
  30,420,661  First American Treasury Obligations Fund.......... $   30,420,661
                                                                 --------------

              TOTAL INVESTMENT SECURITIES -- 102.9%
              (Cost $273,294,588)............................... $  307,706,188

              LIABILITIES IN EXCESS OF OTHER ASSETS -- (2.9%)...     (8,598,594)
                                                                 --------------

              NET ASSETS -- 100.0%.............................. $  299,107,594
                                                                 ==============

* Non-income producing security.

See accompanying notes to schedule of investments.

JAMES ADVANTAGE FUNDS
JAMES MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
September 30, 2007 (Unaudited)
================================================================================
   Shares     COMMON STOCKS -- 72.9%                                  Value
--------------------------------------------------------------------------------
              BASIC MATERIALS -- 5.8%
      12,290  Castle (A.M.) & Company........................... $      400,654
      13,000  Dow Chemical Company..............................        559,780
      17,350  Methanex Corporation..............................        440,690
       9,060  Quanex Corporation................................        425,639
       5,180  Terra Nitrogen Company, L.P.......................        656,979
                                                                 --------------
                                                                      2,483,742
                                                                 --------------
              CONSUMER, CYCLICAL -- 13.0%
      22,550  Darden Restaurants, Inc. .........................        943,943
      11,490  Dollar Tree Stores, Inc.*.........................        465,805
      15,580  J.C. Penney Company, Inc. ........................        987,305
       8,760  McDonald's Corporation............................        477,157
      19,445  PACCAR, Inc. .....................................      1,657,686
      25,990  The Buckle, Inc...................................        986,061
                                                                 --------------
                                                                      5,517,957
                                                                 --------------
              CONSUMER, NON-CYCLICAL -- 9.6%
      47,080  EZCORP, Inc. - Class A*...........................        633,226
      13,000  Imperial Sugar Company............................        339,690
      25,990  King Pharmaceuticals, Inc.*.......................        304,603
      18,970  Merck & Co., Inc. ................................        980,559
      25,990  Pfizer, Inc.......................................        634,936
      20,720  The Toro Company..................................      1,218,957
                                                                 --------------
                                                                      4,111,971
                                                                 --------------
              ENERGY -- 8.4%
      13,000  Bolt Technology Corporation*......................        424,580
       8,330  Devon Energy Corporation..........................        693,056
      10,550  Exxon Mobil Corporation...........................        976,508
      25,990  Matrix Service Company*...........................        544,491
      12,150  Tesoro Corporation................................        559,143
       5,980  Valero Energy Corporation.........................        401,736
                                                                 --------------
                                                                      3,599,514
                                                                 --------------
              FINANCIAL -- 6.4%
      17,840  CIT Group, Inc. ..................................        717,168
      36,500  CNA Surety Corporation*...........................        643,495
       4,900  Hospitality Properties Trust......................        199,185
      12,670  KeyCorp...........................................        409,621
       3,480  The Goldman Sachs Group, Inc......................        754,255
                                                                 --------------
                                                                      2,723,724
                                                                 --------------
              INDUSTRIAL -- 5.4%
       6,590  Cascade Corporation...............................        429,470
      12,150  Cummins, Inc. ....................................      1,553,864
       2,170  Deere & Company...................................        322,071
                                                                 --------------
                                                                      2,305,405
                                                                 --------------

JAMES ADVANTAGE FUNDS
JAMES MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
   Shares     COMMON STOCKS -- 72.9% (Continued)                      Value
--------------------------------------------------------------------------------
              TECHNOLOGY -- 11.8%
      13,890  Arrow Electronics, Inc.*.......................... $      590,603
       5,980  Ceradyne, Inc.*...................................        452,925
      21,660  Hewlett-Packard Company...........................      1,078,452
       9,550  Hurco Companies, Inc.*............................        516,273
       5,790  International Business Machines Corporation (IBM).        682,062
      24,150  MKS Instruments, Inc.*............................        459,333
       5,790  Northrop Grumman Corporation......................        451,620
       5,180  Precision Castparts Corporation...................        766,536
                                                                 --------------
                                                                      4,997,804
                                                                 --------------
              UTILITIES -- 8.4%
      25,990  CenturyTel, Inc. .................................      1,201,258
      11,580  Edison International..............................        642,111
      27,030  MDU Resources Group, Inc..........................        752,515
      17,330  Sempra Energy.....................................      1,007,220
                                                                 --------------
                                                                      3,603,104
                                                                 --------------
              INTERNATIONAL EQUITY FUNDS -- 4.1%
       4,330  iShares FTSE/Xinhua China 25 Index Fund...........        778,793
      34,650  iShares MSCI Japan Index Fund.....................        497,228
      13,000  iShares MSCI Sweden Index Fund....................        480,740
                                                                 --------------
                                                                      1,756,761
                                                                 --------------

              TOTAL COMMON STOCKS............................... $   31,099,982
                                                                 --------------

================================================================================
   Shares     SHORT TERM INVESTMENTS -- 4.2%                          Value
--------------------------------------------------------------------------------
   1,794,919  First American Treasury Obligations Fund.......... $    1,794,919
                                                                 --------------

              TOTAL INVESTMENT SECURITIES -- 77.1%
              (Cost $26,114,025)................................ $   32,894,901

              SEGREGATED CASH WITH BROKERS -- 91.9%.............     39,216,233

              SECURITIES SOLD SHORT -- (68.6)%
              (Proceeds $31,797,686)............................    (29,279,305)

              LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.4%)...       (159,990)
                                                                 --------------

              NET ASSETS -- 100.0%.............................. $   42,671,839
                                                                 ==============

* Non-income producing security.

See accompanying notes to schedule of investments.

JAMES ADVANTAGE FUNDS
JAMES MARKET NEUTRAL
SCHEDULE OF SECURITIES SOLD SHORT
September 30, 2007 (Unaudited)
================================================================================
   Shares     COMMON STOCKS -- 68.6%                                  Value
--------------------------------------------------------------------------------
              BASIC MATERIALS -- 3.4%
      28,080  Bowater, Inc...................................... $      418,954
      75,850  International Coal Group, Inc.....................        336,774
      16,000  Zoltek Companies, Inc. ...........................        698,080
                                                                 --------------
                                                                      1,453,808
                                                                 --------------
              CONSUMER, CYCLICAL -- 12.0%
      13,500  Centex Corporation................................        358,695
      20,340  Circuit City Stores, Inc..........................        160,890
      71,880  Cumulus Media, Inc. - Class A.....................        734,614
      20,390  DTS, Inc..........................................        619,244
      60,410  Fleetwood Enterprises, Inc........................        516,505
      36,950  Jamba, Inc........................................        259,758
      42,900  Leapfrog Enterprises, Inc. .......................        353,925
      14,630  Lennar Corporation................................        331,369
      24,300  Overstock.com, Inc................................        699,840
      61,360  Pier 1 Imports, Inc...............................        290,233
      27,370  Warner Music Group Corporation....................        276,437
      36,340  XM Satellite Radio Holdings, Inc. ................        514,938
                                                                 --------------
                                                                      5,116,448
                                                                 --------------
              CONSUMER, NON-CYCLICAL -- 10.2%
      64,140  BearingPoint, Inc.................................        259,768
      23,310  Elan Corporation Plc..............................        490,442
      44,410  INVESTools, Inc...................................        536,917
      68,910  Keryx Biopharmaceuticals, Inc.....................        684,965
      29,500  MannKind Corporation..............................        285,560
      38,600  Nektar Therapeutics...............................        340,838
      10,330  ResMed, Inc.......................................        442,847
      13,870  Sirona Dental Systems, Inc........................        494,743
      10,760  SonoSite, Inc.....................................        328,395
      11,500  Tejon Ranch Company...............................        476,100
                                                                 --------------
                                                                      4,340,575
                                                                 --------------
              ENERGY -- 5.5%
      14,160  Cheniere Energy, Inc..............................        554,647
      37,800  Delta Petroleum Corporation.......................        678,510
      46,960  Evergreen Solar, Inc. ............................        419,353
      48,890  FuelCell Energy, Inc..............................        437,077
      37,470  FX Energy, Inc....................................        279,151
                                                                 --------------
                                                                      2,368,738
                                                                 --------------
              FINANCIAL -- 12.2%
       1,370  Alexanders, Inc...................................        528,135
       7,640  American Tower Corporation - Class A..............        332,646
      47,380  BankAtlantic Bancorp, Inc.........................        410,785
      22,766  BankFinancial Corporation.........................        360,158

JAMES ADVANTAGE FUNDS
JAMES MARKET NEUTRAL
SCHEDULE OF SECURITIES SOLD SHORT (Continued)
================================================================================
   Shares     COMMON STOCKS -- 68.6% (Continued)                      Value
--------------------------------------------------------------------------------
              FINANCIAL -- 12.2% (Continued)
      25,150  Brookline Bancorp, Inc............................ $      291,487
      14,880  Capitol Federal Financial.........................        508,896
       8,070  Forest City Enterprises, Inc. - Class A...........        445,141
      32,420  Hudson City Bancorp, Inc. ........................        498,620
      30,200  Investors Bancorp, Inc. ..........................        427,632
      43,140  Midwest Banc Holdings, Inc. ......................        637,178
      25,810  NewAlliance Bancshares, Inc.......................        378,891
      43,420  Superior Bancorp..................................        383,399
                                                                 --------------
                                                                      5,202,968
                                                                 --------------
              INDUSTRIAL -- 8.2%
      13,210  Energy Conversion Devices, Inc. ..................        300,131
       9,480  ESCO Technologies, Inc............................        315,115
      14,630  Intermec, Inc.....................................        382,136
      10,190  Silicon Laboratories, Inc.........................        425,534
      14,250  Tecumseh Products Company - Class A...............        274,312
      13,070  The Shaw Group, Inc. .............................        759,367
      32,560  TurboChef Technologies, Inc. .....................        429,792
      50,500  Verenium Corporation..............................        266,641
      67,350  Visteon Corporation...............................        346,852
                                                                 --------------
                                                                      3,499,880
                                                                 --------------
              TECHNOLOGY -- 10.8%
      28,320  3D Systems Corporation............................        668,918
      16,890  Affymetrix, Inc. .................................        428,499
      61,000  AudioCodes Ltd. ..................................        333,670
      26,950  Cyberonics, Inc...................................        375,683
      21,190  InfoSpace, Inc....................................        372,096
      30,910  JDS Uniphase Corporation..........................        462,414
      22,310  Marvell Technology Group Ltd. ....................        365,215
      28,320  Momenta Pharmaceutical, Inc.......................        322,565
      52,860  Powerwave Technologies, Inc.......................        325,618
      14,020  Rambus, Inc.......................................        267,923
      25,390  Senomyx, Inc......................................        311,027
      33,650  Wind River Systems, Inc...........................        396,060
                                                                 --------------
                                                                      4,629,688
                                                                 --------------
              UTILITIES -- 6.3%
      18,880  Aqua America, Inc. ...............................        428,198
      79,150  Aquila, Inc.......................................        317,392
      12,130  Consolidated Water Co., Ltd.......................        364,143
      19,350  Crosstex Energy, Inc..............................        733,558
      17,360  Ormat Technologies, Inc...........................        804,462
      18,880  Vonage Holdings Corporation.......................         19,447
                                                                 --------------
                                                                      2,667,200
                                                                 --------------

              TOTAL COMMON STOCKS SOLD SHORT
              (Proceeds $31,797,686)............................ $   29,279,305
                                                                 --------------

See accompanying notes to schedule of investments.

JAMES ADVANTAGE FUNDS
JAMES EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2007 (Unaudited)
================================================================================
   Shares     COMMON STOCKS -- 95.3%                                  Value
--------------------------------------------------------------------------------
              BASIC MATERIALS -- 6.0%
       9,510  Alliance Resource Partners, L.P................... $      318,870
       6,883  PPG Industries, Inc...............................        520,011
       7,965  Schnitzer Steel Industries, Inc. - Class A........        583,755
                                                                 --------------
                                                                      1,422,636
                                                                 --------------
              CONGLOMERATE -- 1.0%
       9,600  LSB Industries, Inc.*.............................        227,040
                                                                 --------------
              CONSUMER, CYCLICAL -- 16.4%
       9,737  Barry (R.G.) Corporation*.........................         93,962
      10,435  Crown Crafts, Inc.*...............................         43,410
      13,318  Darden Restaurants, Inc. .........................        557,491
       5,060  E Com Ventures, Inc.*.............................        123,970
       6,870  Famous Dave's of America, Inc.*...................        111,706
       9,120  J.C. Penney Company, Inc. ........................        577,934
      10,400  McDonald's Corporation............................        566,488
      11,331  PACCAR, Inc. .....................................        965,967
      20,456  The Buckle, Inc...................................        776,101
       5,709  Zones, Inc.*......................................         59,031
                                                                 --------------
                                                                      3,876,060
                                                                 --------------
              CONSUMER, NON-CYCLICAL -- 13.0%
      55,500  EZCORP, Inc. - Class A*...........................        746,475
       4,750  Ingles Markets, Inc. - Class A....................        136,135
      14,850  Merck & Co., Inc. ................................        767,597
      19,710  Pfizer, Inc.......................................        481,515
       8,000  The Toro Company..................................        470,640
      10,000  Watson Wyatt Worldwide, Inc. .....................        449,400
                                                                 --------------
                                                                      3,051,762
                                                                 --------------
              ENERGY -- 12.5%
       4,840  Bolt Technology Corporation*......................        158,074
       3,500  Copano Energy LLC.................................        128,555
       6,300  Exxon Mobil Corporation...........................        583,128
      22,860  Frontier Oil Corporation..........................        951,890
       4,760  Hess Corporation..................................        316,683
      11,730  Marathon Oil Corporation..........................        668,845
       6,970  Matrix Service Company*...........................        146,022
                                                                 --------------
                                                                      2,953,197
                                                                 --------------
              FINANCIAL -- 8.8%
       5,580  AllianceBernstein Holding L.P.....................        491,430
      10,665  American Financial Group, Inc. ...................        303,846
       9,180  American Physicians Capital, Inc..................        357,653
      20,250  CNA Surety Corporation*...........................        357,008

JAMES ADVANTAGE FUNDS
JAMES EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
   Shares     COMMON STOCKS -- 95.3% (Continued)                      Value
--------------------------------------------------------------------------------
              FINANCIAL -- 8.8% (Continued)
       6,240  Mercer Insurance Group, Inc. ..................... $      110,386
       2,040  The Goldman Sachs Group, Inc......................        442,149
                                                                 --------------
                                                                      2,062,472
                                                                 --------------
              INDUSTRIAL -- 14.3%
      11,160  Cascade Corporation...............................        727,297
       8,460  Chase Corporation.................................        157,356
      12,591  Cummins, Inc. ....................................      1,610,263
       7,830  Eaton Corporation.................................        775,483
       4,730  The Eastern Company...............................        106,189
                                                                 --------------
                                                                      3,376,588
                                                                 --------------
              TECHNOLOGY -- 9.0%
      14,600  Avici Systems, Inc................................        155,636
      58,140  BroadVision, Inc.*................................        127,908
      23,400  Hewlett-Packard Company...........................      1,165,086
       6,300  Northrop Grumman Corporation......................        491,400
       9,225  Trio-Tech International...........................        100,460
       4,130  Universal Security Instruments, Inc.*.............         72,275
                                                                 --------------
                                                                      2,112,765
                                                                 --------------
              UTILITIES -- 14.3%
       8,640  American Electric Power Company, Inc. ............        398,131
      17,200  AT&T, Inc.........................................        727,733
      13,310  CenturyTel, Inc. .................................        615,188
      10,890  Energen Corporation...............................        622,037
      11,000  MDU Resources Group, Inc..........................        306,240
      11,870  Sempra Energy.....................................        689,884
                                                                 --------------
                                                                      3,359,213
                                                                 --------------

              TOTAL COMMON STOCKS............................... $   22,441,733
                                                                 --------------

================================================================================
   Shares     SHORT TERM INVESTMENTS -- 4.3%                          Value
--------------------------------------------------------------------------------
   1,017,482  First American Treasury Obligations Fund.......... $    1,017,482
                                                                 --------------

              TOTAL INVESTMENT SECURITIES -- 99.6%
              (Cost $16,094,039)................................ $   23,459,215

              OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.4%.....         88,301
                                                                 --------------

              NET ASSETS -- 100.0%.............................. $   23,547,516
                                                                 ==============

* Non-income producing security.

See accompanying notes to schedule of investments.

JAMES ADVANTAGE FUNDS
JAMES MID CAP FUND
SCHEDULE OF INVESTMENTS
September 30, 2007 (Unaudited)
================================================================================
   Shares     COMMON STOCKS -- 95.1%                                  Value
--------------------------------------------------------------------------------
              BASIC MATERIALS -- 11.6%
       5,000  Albermarle Corporation............................ $      221,000
       4,500  Commercial Metals Company.........................        142,425
      12,500  Kinross Gold Corp.*...............................        187,250
       7,000  Methanex Corporation..............................        177,800
                                                                 --------------
                                                                        728,475
                                                                 --------------
              CONSUMER, CYCLICAL -- 11.1%
       2,500  Columbia Sportswear Company.......................        138,275
       4,000  Darden Restaurants, Inc. .........................        167,440
       5,500  Dollar Tree Stores, Inc.*.........................        222,970
       3,350  Men's Wearhouse, Inc..............................        169,242
                                                                 --------------
                                                                        697,927
                                                                 --------------
              CONSUMER, NON-CYCLICAL -- 16.8%
       3,500  Corn Products International, Inc. ................        160,545
       1,100  Energizer Holdings, Inc.*.........................        121,935
       2,200  Health Net, Inc.*.................................        118,910
       8,000  King Pharmaceuticals, Inc.*.......................         93,760
       2,000  Molson Coors Brewing Company - Class B............        199,340
       3,200  The Toro Company..................................        188,256
       4,000  Watson Wyatt Worldwide, Inc. .....................        179,760
                                                                 --------------
                                                                      1,062,506
                                                                 --------------
              ENERGY -- 11.4%
       2,500  Copano Energy LLC.................................         91,825
       5,000  Frontier Oil Corporation..........................        208,200
       2,400  Questar Corporation...............................        126,072
       3,000  Sunoco Logistics Partners L.P.....................        153,450
       3,000  Tesoro Corporation................................        138,060
                                                                 --------------
                                                                        717,607
                                                                 --------------
              FINANCIAL -- 10.5%
       1,800  AllianceBernstein Holding L.P.....................        158,526
       5,000  American Financial Group, Inc.....................        142,450
       3,000  Assurant, Inc.....................................        160,500
       1,500  SAFECO Corporation................................         91,830
       3,500  W.R. Berkley Corporation..........................        103,705
                                                                 --------------
                                                                        657,011
                                                                 --------------
              INDUSTRIAL -- 11.6%
       1,400  Cummins, Inc. ....................................        179,046
       3,000  Greif Bros. Corporation...........................        182,040
       4,000  Metal Management, Inc. ...........................        216,800
       4,000  The Timken Company................................        148,600
                                                                 --------------
                                                                        726,486
                                                                 --------------

JAMES ADVANTAGE FUNDS
JAMES MID CAP FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
   Shares     COMMON STOCKS -- 95.1% (Continued)                      Value
--------------------------------------------------------------------------------
              TECHNOLOGY -- 11.0%
       4,000  Arrow Electronics, Inc.*.......................... $      170,080
       3,100  Ceradyne, Inc.*...................................        234,794
       3,000  Teledyne Technologies, Inc.*......................        160,170
       4,900  Western Digital Corporation*......................        124,068
                                                                 --------------
                                                                        689,112
                                                                 --------------
              UTILITIES -- 11.1%
       4,000  CenturyTel, Inc. .................................        184,880
       3,000  DTE Energy Company................................        145,320
       3,500  Energen Corporation...............................        199,920
       6,000  MDU Resources Group, Inc..........................        167,040
                                                                 --------------
                                                                        697,160
                                                                 --------------

              TOTAL COMMON STOCKS............................... $    5,976,284
                                                                 --------------

================================================================================
   Shares     SHORT TERM INVESTMENTS -- 5.0%                          Value
--------------------------------------------------------------------------------
     316,988  First American Treasury Obligations Fund.......... $      316,988

              TOTAL INVESTMENT SECURITIES -- 100.1%
              (Cost $5,722,179)................................. $    6,293,272

              LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%)...         (8,199)
                                                                 --------------

              NET ASSETS -- 100.0%.............................. $    6,285,073
                                                                 ==============

* Non-income producing security.

See accompanying notes to schedule of investments

JAMES ADVANTAGE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2007 (Unaudited)
================================================================================

Securities Valuation

Each Fund's equity securities are valued based on market value. If a market quotation for a security is not readily available, if an event occurs after the close of the trading market (but before the Fund calculates its net asset value) that materially affects a security's value, when the Adviser determines that the market quotation does not accurately reflect the current value or when a restricted security is being valued, that security will be valued at its fair value as determined in good faith in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust ("Board"). The Funds may use pricing services to determine market value for securities.

Fixed-income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when James Investment Research, Inc. ("James") believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If James decides that a price provided by a pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by James in conformity with guidelines adopted by and subject to the review of the Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes single authoritative definition measurements. SFAS No. 157 applies fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from security transactions are determined using the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The James Balanced: Golden Rainbow Fund will instruct its custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued and delayed delivery purchase commitments. As of September 30, 2007, the James
Balanced: Golden Rainbow Fund had no such outstanding purchase commitments.

Short Sales and Segregated Cash

The James Market Neutral Fund actively sells short common stocks. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date.

JAMES ADVANTAGE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)
================================================================================

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. If a security sold short pays a dividend while the Fund is short that security, the Fund will pay the dividend and record that amount as an expense.

All short sales are collateralized, as required by the Fund's prime broker. The Fund maintains the collateral in segregated accounts consisting of cash and/or high-grade liquid assets sufficient to collateralize the market value of its short positions.

As of September 30, 2007, the James Advantage Funds had the following federal tax cost resulting in net unrealized appreciation as follows:

-------------------------------------------------------------------------------------------------
                                                        Gross          Gross
                                        Federal       Unrealized     Unrealized    Net Unrealized
                                        Tax Cost     Appreciation   Depreciation    Appreciation
-------------------------------------------------------------------------------------------------
James Balanced: Golden Rainbow Fund   $304,999,052   $ 47,057,988   $ (4,265,039)   $ 42,792,949
Small Cap Fund ....................   $273,294,588   $ 43,151,811   $ (8,740,211)   $ 34,411,600
Market Neutral Fund ...............   $ 26,147,242   $ 12,334,370   $ (3,068,330)   $  9,266,040
Equity Fund .......................   $ 16,094,039   $  7,627,623   $   (262,447)   $  7,365,176
Mid Cap Fund ......................   $  5,722,179   $    762,832   $   (191,739)   $    571,093
-------------------------------------------------------------------------------------------------

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      The James Advantage Funds

By (Signature and Title)

/s/ Barry R. James
------------------------------
Barry R. James
President

Date:  November 20, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Barry R. James
------------------------------
Barry R. James
President

Date:  November 20, 2007

By (Signature and Title)

/s/ Thomas L. Mangan
------------------------------
Thomas L. Mangan
Treasurer and Chief Financial Officer

Date:  November 20, 2007